Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 4,908,473	₩ 5,170,825	₩ 5,952,269
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,097,809	1,125,149	1,349,838
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	2,279,210	2,399,525	2,449,193
Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	148,078	134,793	118,310
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	94,339	99,163	80,218
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	281,398	305,081	309,373
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	77,271	192,130	205,944
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	374,875	421,773	466,945
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	555,493	493,211	₩ 433,043
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	8,802,856	8,494,949
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,631,413	1,603,308
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,449,796	3,300,638
Gross amount [member] | Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	170,247	158,338
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	483,539	445,752
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	686,525	724,375
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	294,874	285,845
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	865,821	860,951
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,220,641	1,115,742
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(3,894,261)	(3,324,010)
Government grants	(122)	(114)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(533,604)	(478,159)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,170,586)	(901,113)
Accumulated depreciation, amortization and impairment [member] | Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(22,169)	(23,545)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(389,200)	(346,589)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(405,127)	(419,294)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(217,603)	(93,715)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(490,946)	(439,178)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(665,026)	(622,417)
Government grants	₩ (122)	₩ (114)